Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 14. Subsequent Events

Subsequent to September 30, 2022, the Company had the following subsequent events:

56,678 shares issued under the Purchase Agreement for aggregate proceeds of $105,397, net of fees and expenses.

Note 12. Subsequent Events

Management evaluated all additional events subsequent to the balance sheet date and through the date the financial statements were available to be issued, and determined there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements